Deferred Revenues	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Deferred Revenues

NOTE 11 - DEFERRED REVENUES

 In July 2006, we entered into a revenue share agreement with Double Fusion, an in-game advertising technology and service provider, under which Double Fusion will provide in-game advertising and product placement to go into our first video game product. Under this agreement, Double Fusion advanced $100,000 to us as an upfront deposit, which we received during the fiscal year ended March 31, 2007. Under the agreement, Double Fusion will pay us 65% of net advertising revenues as our part of the revenue share related to in-game advertising placements that they sell. Once they have recouped $100,000 from our 65% revenue share, we will recognize this $100,000 upfront deposit as revenue.

The $101,060 in deferred revenue shown on the March 31, 2011 consolidated balance sheet also includes $1,060 in cash collected through our on-line store sales during the month of March 2011 since our policy is to offer our on-line customers the right to return games for up to one month.